FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risks
Settled derivatives, received (paid)	R$ 282,225	R$ (1,921,253)
Operational Hedge
Financial Instruments and Risks
Settled derivatives, received (paid)	734,032	(1,267,832)
Operational Hedge | Zero cost collar (R$ x U.S.$)
Financial Instruments and Risks
Settled derivatives, received (paid)	718,618	(1,269,231)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	8,301	1,399
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	7,113
Commodity Hedge
Financial Instruments and Risks
Settled derivatives, received (paid)		(54,002)
Commodity Hedge | Swap VLSFO/other
Financial Instruments and Risks
Settled derivatives, received (paid)		(54,002)
Debt Hedges
Financial Instruments and Risks
Settled derivatives, received (paid)	(451,807)	(599,419)
Debt Hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	(261,570)	(266,268)
Debt Hedges | Swap IPCA to CDI (Brazilian Reais)
Financial Instruments and Risks
Settled derivatives, received (paid)	(5,180)	41,651
Debt Hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	171	(4,819)
Debt Hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Settled derivatives, received (paid)	54,128	49,562
Debt Hedges | Swap LIBOR to Fixed (US$)
Financial Instruments and Risks
Settled derivatives, received (paid)	R$ (239,356)	R$ (419,545)